UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    NSB Advisors LLC
Address: 901 South Bond Street, Suite 400
         Baltimore, MD  21231

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy I. Denney
Title:     Chief Compliance Officer
Phone:     (410) 895-4826

Signature, Place, and Date of Signing:

  /s/ Nancy I. Denney     Baltimore, MD     February 16, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $574,051 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F

COL 1				COL 2		COL 3	   COL 4    COL 5               COL 6	COL7  COL 8
												      Voting AuthoritY
							   Value    Shares/  Sh/ Put/	Invstmt	Other
Name of Issuer		       Title of class	CUSIP	   (x$1000) Prn Amt  Prn Call	Dscretn	Mngr  Sole Shared None
ABERDEEN ASIA-PACIFIC INCOME F COM           	003009107      442     70000 SH  	SOLE                	     70000
AMGEN INC                      COM             	031162100     2450     43308 SH  	SOLE                	     43308
APCO OIL & GAS INTERNATIONAL,  SHS             	g0471f109   121286   5488064 SH  	SOLE                	   5488064
ARGAN INC.                     COM             	04010E109    49467   3437571 SH  	SOLE                	   3437571
ASTRONICS CORP                 COM             	046433108    14242   1665731 SH  	SOLE               	   1665731
BGC PARTNERS INC CL A          CL A            	05541T101       46     10000 SH  	SOLE                	     10000
BIOSPHERE MEDICAL INC.         COM             	09066V103       74    100000 SH  	SOLE                 	    100000
CALPINE CORPORATION            COM NEW          131347304     10153   923000 SH  	SOLE                 	    923000
CELGENE CORP.                  COM              151020104      3541    63600 SH  	SOLE                  	     63600
CHEVRON CORP NEW               COM              166764100      1123    14585 SH  	SOLE                         14585
CYBEROPTICS CORP               COM              232517102       187    27937 SH  	SOLE                         27937
DR. PEPPER SNAPPLE GROUP INC.  COM             	26138E109       708    25000 SH  	SOLE                         25000
EASTERN CO                     COM              276317104     23722  1766377 SH  	SOLE                       1766377
EXXON MOBIL                    COM             	30231G102      1331    19517 SH  	SOLE                         19517
GENERAL ELECTRIC               COM              369604103       446    29447 SH  	SOLE                         29447
GLOBAL PWR EQUIP GROUP INC     COM             	37941p207     24786 16635026 SH  	SOLE               	  16635026
GLOBECOMM SYSTEMS              COM             	37956X103     48041  6143348 SH  	SOLE                       6143348
GSE SYSTEMS INC                COM             	36227k106     15321  2795787 SH  	SOLE                       2795787
II-VI, INC.                    COM              902104108       445    14000 SH  	SOLE                         14000
INTEGRAL SYSTEMS INC-MD        COM             	45810h107      1572   181468 SH  	SOLE                        181468
INTL BUSINESS MACHINES         COM              459200101       795     6077 SH  	SOLE                          6077
JOHNSON & JOHNSON              COM              478160104       733    11379 SH  	SOLE                         11379
LILLY (ELI)                    COM              532457108       213     5974 SH  	SOLE                          5974
M&T BANK CORP.                 COM             	55261F104       449     6710 SH  	SOLE                          6710
MERCK & CO                     COM             	58933y105       411    11250 SH  	SOLE                         11250
MICROSOFT CORP                 COM              594918104       268     8796 SH  	SOLE                          8796
NANOSPHERE INC.                COM             	63009F105       544    84500 SH  	SOLE                         84500
PALL CORP.                     COM              696429307      9653   266662 SH  	SOLE                        266662
PFIZER, INC                    COM              717081103       530    29114 SH  	SOLE                         29114
PMFG INC.                      COM             	69345P103    121597  7501340 SH  	SOLE                       7501340
PNC FINANCIAL SERVICES GROUP I COM              693475105       256     4857 SH  	SOLE                          4857
POWERSHARES QQQ TRUST          UNIT SER 1      	73935a104       203     4420 SH  	SOLE                          4420
PRECISION CASTPARTS            COM              740189105      1572    14242 SH  	SOLE                         14242
PROCTER & GAMBLE               COM              742718109       878    14479 SH  	SOLE                         14479
PROSHARES TR                   PSHS ULSHT SP500	74347r883      2288    65279 SH  	SOLE                         65279
RAND CAPITAL CORP              COM              752185108      9088  2283397 SH  	SOLE                       2283397
REGENCY CENTERS CORP           COM              758849103        11      300 SH  	SOLE                           300
ROGERS CORPORATION             COM              775133101     10631   350757 SH  	SOLE                        350757
SELECT SECTOR SPDR TR          SBI INT-TECH    	81369Y803       263    11490 SH  	SOLE                         11490
SOUTHERN CO                    COM              842587107       361    10846 SH  	SOLE                         10846
SPDR TR                        UNIT SER 1      	78462F103      1132    10154 SH  	SOLE                         10154
TEMPLETON EMERGING MKTS INC    COM              880192109       144    10000 SH  	SOLE                         10000
TRANSCAT INC.                  COM              893529107     31521  4067194 SH  	SOLE                       4067194
UNITED STATES LIME & MINERAL   COM              911922102     31024   898466 SH  	SOLE                        898466
UNITED TECHNOLOGIES CORP       COM              913017109       257     3700 SH  	SOLE                          3700
UNITIL CORP.                   COM              913259107     29647  1290104 SH  	SOLE                       1290104